Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Total	Previously Reported [Member]	Revision of Prior Period, Accounting Standards Update, Adjustment [Member]	Common stock, $1 par value	Common stock, $1 par value Previously Reported [Member]	Common stock, $1 par value Revision of Prior Period, Accounting Standards Update, Adjustment [Member]	Capital in excess of par value	Capital in excess of par value Previously Reported [Member]	Capital in excess of par value Revision of Prior Period, Accounting Standards Update, Adjustment [Member]	Retained earnings	Retained earnings Previously Reported [Member]	Retained earnings Revision of Prior Period, Accounting Standards Update, Adjustment [Member]	Treasury stock, at cost	Treasury stock, at cost Previously Reported [Member]	Treasury stock, at cost Revision of Prior Period, Accounting Standards Update, Adjustment [Member]	Accumulated other comprehensive loss	Accumulated other comprehensive loss Previously Reported [Member]	Accumulated other comprehensive loss Revision of Prior Period, Accounting Standards Update, Adjustment [Member]
Beginning balance at Dec. 30, 2017	$ 1,032.4	$ 1,046.2	$ (13.8)	$ 124.1	$ 124.1	$ 0.0	$ 862.6	$ 862.6	$ 0.0	$ 2,582.9	$ 2,596.7	$ (13.8)	$ (1,856.7)	$ (1,856.7)	$ 0.0	$ (680.5)	$ (680.5)	$ 0.0
Increase (Decrease) in Stockholders' Equity
Net income	467.4									467.4
Other comprehensive income (loss), net of tax	(1.5)															(1.5)
Repurchase of 792,997, 2,222,937 and 3,951,215 shares for treasury for the years ended 2020, 2019, and 2018, respectively	(392.9)												(392.9)
Issuance of 389,102, 665,380 and 458,506 shares under stock-based compensation plans for the years ended 2020, 2019 and 2018, respectively	2.9						9.4			(24.1)			17.6
Contribution of 188,229, 200,742 and 204,823 shares to 401(k) Plan for the years ended 2020, 2019 and 2018, respectively	21.8									13.7			8.1
Dividends of $2.36, $2.26 and $2.01 per share for the years ended 2020, 2019 and 2018, respectively	(175.0)									(175.0)
Ending balance at Dec. 29, 2018	955.1			124.1			872.0			2,864.9			(2,223.9)			(682.0)
Increase (Decrease) in Stockholders' Equity
Net income	303.6									303.6
Other comprehensive income (loss), net of tax	333.9															333.9
Repurchase of 792,997, 2,222,937 and 3,951,215 shares for treasury for the years ended 2020, 2019, and 2018, respectively	(237.7)												(237.7)
Issuance of 389,102, 665,380 and 458,506 shares under stock-based compensation plans for the years ended 2020, 2019 and 2018, respectively	16.4						2.0			(13.6)			28.0
Contribution of 188,229, 200,742 and 204,823 shares to 401(k) Plan for the years ended 2020, 2019 and 2018, respectively	22.4									13.9			8.5
Dividends of $2.36, $2.26 and $2.01 per share for the years ended 2020, 2019 and 2018, respectively	(189.7)									(189.7)
Ending balance at Dec. 28, 2019	1,204.0			124.1			874.0			2,979.1			(2,425.1)			(348.1)
Increase (Decrease) in Stockholders' Equity
Net income	555.9									555.9
Other comprehensive income (loss), net of tax	(1.5)															(1.5)
Repurchase of 792,997, 2,222,937 and 3,951,215 shares for treasury for the years ended 2020, 2019, and 2018, respectively	(104.3)												(104.3)
Issuance of 389,102, 665,380 and 458,506 shares under stock-based compensation plans for the years ended 2020, 2019 and 2018, respectively	4.9						(11.9)			(3.4)			20.2
Contribution of 188,229, 200,742 and 204,823 shares to 401(k) Plan for the years ended 2020, 2019 and 2018, respectively	22.7									14.5			8.2
Dividends of $2.36, $2.26 and $2.01 per share for the years ended 2020, 2019 and 2018, respectively	(196.8)									(196.8)
Ending balance at Jan. 02, 2021	$ 1,484.9			$ 124.1			$ 862.1			$ 3,349.3			$ (2,501.0)			$ (349.6)